SEGMENT INFORMATION (Details 1) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Non-current assets	€ 576	€ 606		€ 1,244
Current assets	96,470	104,669		17,304
Trade receivables and other current assets	3,816	3,318		936
Current financial assets	4,784	3,899		4,757
Cash and cash equivalents	84,500	94,900	€ 2,800	2,600
Total Assets	97,046	105,275		18,548
EQUITY	51,681	68,154		(39,925)	€ (31,333)	€ (19,350)
NON-CURRENT LIABILITIES	2,939	5,513		21,441
Borrowings	3,990			21,441
Deferred Tax Liability	1,019
CURRENT LIABILITIES	42,426	31,608		37,032
Trade payables and other current liabilities	7,829	3,729
Total EQUITY AND LIABILITIES	97,046	105,275		18,548
Spain [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	34	73		213
Current assets	26,476	23,831		21,734
Trade receivables and other current assets	13,743	13,353		13,605
Current financial assets	7,108	7,022		3,020
Cash and cash equivalents	5,625	3,456		5,109
Total Assets	26,510	23,904		21,947
EQUITY	17,184	14,259		(15,232)
NON-CURRENT LIABILITIES				21,191
Borrowings
Deferred Tax Liability
CURRENT LIABILITIES	9,326	9,645		15,988
Borrowings	476	1,776		7,391
Trade payables and other current liabilities	8,850	7,869		8,588
Total EQUITY AND LIABILITIES	26,510	23,904		21,947
Lease obligations				9
Provisions
Mexico [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	36	29		3
Current assets	7,631	5,392		5,047
Trade receivables and other current assets	811	1,734
Current financial assets	1,230	1,084		1,025
Cash and cash equivalents	5,590	2,574		4,022
Total Assets	7,667	5,421		5,050
EQUITY	(29,437)	(15,494)		(5,462)
NON-CURRENT LIABILITIES
Deferred Tax Liability
CURRENT LIABILITIES	37,104	20,915		10,512
Borrowings	25,144	1,209
Trade payables and other current liabilities	11,960	19,706		10,512
Total EQUITY AND LIABILITIES	7,667	5,421		5,050
Lease obligations
Provisions
Colombia [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	8	9		6
Current assets	6,296	3,715		1,186
Trade receivables and other current assets	3,302	1,337
Current financial assets	1,231	798		408
Cash and cash equivalents	1,763	1,580		778
Total Assets	6,304	3,724		1,192
EQUITY	(8,278)	(3,990)		(1,001)
NON-CURRENT LIABILITIES
Deferred Tax Liability
CURRENT LIABILITIES	14,582	7,714		2,193
Borrowings	9,945	2,077
Trade payables and other current liabilities	4,637	5,637		2,193
Total EQUITY AND LIABILITIES	6,304	3,724		1,192
Lease obligations
Provisions
Other Operations [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	77	107		197
Current assets	2,822	1,919		651
Trade receivables and other current assets	629	559		486
Current financial assets	903	329		129
Cash and cash equivalents	1,290	1,031		36
Total Assets	2,899	2,026		848
EQUITY	(2,547)	(799)		(1,164)
NON-CURRENT LIABILITIES
Deferred Tax Liability
CURRENT LIABILITIES	5,446	2,825		2,012
Borrowings	2,089	577		1,238
Trade payables and other current liabilities	3,357	2,248		774
Total EQUITY AND LIABILITIES	2,899	2,026		848
Lease obligations
Provisions
Supporting [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	104,033	97,854		9,159
Current assets	171,503	161,851		14,891
Trade receivables and other current assets	14,048	37,720		12,885
Current financial assets	87,154	37,833		1,050
Cash and cash equivalents	70,301	86,298		956
Total Assets	275,536	259,705		24,050
EQUITY	179,445	172,734		(16,823)
NON-CURRENT LIABILITIES	2,939	5,513		250
Borrowings	1,920
Deferred Tax Liability	1,019
CURRENT LIABILITIES	93,152	81,458		40,623
Borrowings	76,126	62,647		31,286
Trade payables and other current liabilities	17,026	18,811		9,322
Total EQUITY AND LIABILITIES	275,536	259,705		24,050
Lease obligations
Provisions				15
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	(103,612)	(97,466)		(8,334)
Current assets	(118,258)	(92,039)		(26,205)
Trade receivables and other current assets	(25,368)	(48,841)		(25,330)
Current financial assets	(92,842)	(43,167)		(875)
Cash and cash equivalents	(48)	(31)
Total Assets	(221,870)	(189,505)		(34,539)
EQUITY	(104,686)	(98,556)		(243)
NON-CURRENT LIABILITIES
Deferred Tax Liability
CURRENT LIABILITIES	(117,184)	(90,949)		(34,296)
Borrowings	(109,790)	(65,302)		(22,138)
Trade payables and other current liabilities	(7,394)	(25,647)		(12,158)
Total EQUITY AND LIABILITIES	(221,870)	(189,505)		(34,539)
Lease obligations
Provisions
Total Group [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	576	606		1,244
Current assets	96,470	104,669		17,304
Trade receivables and other current assets	7,165	5,862		1,646
Current financial assets	4,784	3,899		4,757
Cash and cash equivalents	84,521	94,908		10,901
Total Assets	97,046	105,275		18,548
EQUITY	51,681	68,154		(39,925)
NON-CURRENT LIABILITIES	2,939	5,513		21,441
Borrowings	1,920
Deferred Tax Liability	1,019
CURRENT LIABILITIES	42,426	31,608		37,032
Borrowings	3,990	2,984		17,777
Trade payables and other current liabilities	38,436	28,624		19,231
Total EQUITY AND LIABILITIES	€ 97,046	105,275		18,548
Lease obligations				9
Provisions				€ 15